Finance Costs and Fair Value Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance costs
Interest on debt and borrowings	$ (25,548)	$ (17,142)	$ (8,588)
Interest on debt and borrowings Related Party	(7,181)
Other finance costs	(2,319)	(994)	(207)
Total finance costs	(35,048)	(18,136)	(8,795)
Fair value movement
Prepayment fee feature		(6,291)	(5,947)
Warrant liability	17,826	(3,491)
Embedded derivative	(849)
Total Fair value movement	16,977	$ (9,782)	(5,947)
Related parties
Finance costs
Total finance costs	$ (7,181)		$ 0